Deferred revenues (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deferred revenue	R$ 243	R$ 253
Deferred revenue, current	168	156
Deferred revenue, non-current	75	97
Deferred Revenue In Relation To Sale Of Real Estate Property [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	35	25
Services Rendering Agreement [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	35	50
Revenue From Credit Card Operators And Banks [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	131	129
Gift Card [Member]
IfrsStatementLineItems [Line Items]
Deferred revenue	40	47
Others [member]
IfrsStatementLineItems [Line Items]
Deferred revenue	R$ 2	R$ 2